SCHEDULE III - Carrying Cost and Accumulated Depreciation (Details) - Distribution Systems $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Carrying cost:
Balance at beginning of period	$ 5,737,155
Improvements	219,550
Balance at close of period	5,956,705
Accumulated depreciation:
Balance at beginning of period	(3,054,154)
Depreciation expense	(343,123)
Other activity	12,357
Balance at close of period	$ (3,384,920)